Financial Instruments and Risk Management (Details) - Schedule of foreign currency denominated monetary liability - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 3,766	$ 19,391
Deposits	7,120
Total assets	10,886	19,391
Liabilities
Financial liabilities	368	3,215
Total	368	3,215
Net	$ 10,518	$ 16,176